CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Acquisitions of businesses, cash acquired	$ 0	$ 375	$ 0